Lease liabilities and right-of-use assets - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	1 year
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	5 years